United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report  for  the  Calendar  Year  or  Quarter  Ended:      June  30,  1999

Check  here  if  Amendment            [   ];  Amendment  Number:
This  Amendment  (Check  only  one):  [   ]  is  a  restatement
                                      [   ]  adds  new
holdings  entries

Institutional  Investment  Manager  Filing  this  report:

Name:                        Exeter  Trust  Company
Address:                     One  Harbour  Place,  Suite  400
                             Portsmouth,  New  Hampshire   03801

Mailing  Address:            1100  Chase  Square
                             Rochester,  New  York   14604

13F  File  Number:           02804279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  signing  this  report  on  behalf  of  reporting  manager:

Name:             Michelle  LaMachia
Title:            Compliance  Liason
Phone:            (716)  325-6880

Signature,  Place  and  Date  of  Signing

/s/  Michelle  LaMachia
     Michelle  LaMachia             Rochester, New York          August 11, 1999

Report  Type  (Check  only  one):

[   ]      13F  Holdings  Report

[ X ]      13F  Notice

[   ]      13F  Combination  Report


List  of  other  manager  reporting  for  this  manager:

13F  File  Number                    Name

28-266                               Manning  &  Napier  Advisors, Inc.